Leases - Schedule of Lease Costs and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease costs and expenses	$ (2,069)	$ (1,907)	$ (1,986)
Subscription Cost [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs and expenses	(102)	(190)	(238)
Services Cost [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs and expenses	(122)	(88)	(89)
General and Administrative [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs and expenses	(425)	(441)	(484)
Sales and Marketing [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs and expenses	(598)	(490)	(434)
Research and Development [Member]
Lessee, Lease, Description [Line Items]
Operating lease costs and expenses	$ (822)	$ (698)	$ (741)